UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Courtney R. Taylor
The American Funds Income Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio

November 30, 2012
  unaudited

Bonds & notes — 89.35%	Principal amount (000)	Value (000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 56.88%
Fannie Mae 3.418% 20172	$4,104	$4,517
Fannie Mae 10.50% 2018	578	644
Fannie Mae 5.50% 2023	13,001	14,030
Fannie Mae 6.00% 2024	1,230	1,376
Fannie Mae 3.50% 2025	3,741	3,971
Fannie Mae 3.50% 2025	2,852	3,027
Fannie Mae 3.50% 2025	2,300	2,441
Fannie Mae 3.50% 2025	567	601
Fannie Mae 3.50% 2025	511	542
Fannie Mae 3.50% 2025	175	186
Fannie Mae 10.691% 20252	1,022	1,138
Fannie Mae 6.00% 2026	73	82
Fannie Mae 2.50% 2027	115,425	120,773
Fannie Mae 2.50% 20273	64,330	67,255
Fannie Mae 2.50% 2027	22,951	24,058
Fannie Mae 2.50% 2027	19,750	20,733
Fannie Mae 2.50% 2027	11,862	12,412
Fannie Mae 2.50% 2027	8,415	8,805
Fannie Mae 2.50% 2027	8,258	8,641
Fannie Mae 2.50% 2027	5,144	5,392
Fannie Mae 2.50% 2027	4,702	4,922
Fannie Mae 2.50% 2027	4,123	4,314
Fannie Mae 2.50% 2027	3,963	4,147
Fannie Mae 2.50% 2027	2,470	2,589
Fannie Mae 2.50% 2027	2,091	2,192
Fannie Mae 2.50% 2027	1,402	1,468
Fannie Mae 3.00% 20273	343,830	362,579
Fannie Mae 3.00% 2027	27,349	29,162
Fannie Mae 3.00% 2027	27,446	28,987
Fannie Mae 3.50% 20273	2,784	2,953
Fannie Mae 4.50% 20273	7,240	7,790
Fannie Mae 6.50% 2027	2,562	2,868
Fannie Mae 6.50% 2027	2,296	2,570
Fannie Mae 5.00% 2028	1,774	1,929
Fannie Mae 6.00% 2028	3,001	3,368
Fannie Mae 6.00% 2028	1,834	2,057
Fannie Mae 6.00% 2028	438	491
Fannie Mae 8.00% 2031	1,283	1,509
Fannie Mae 2.496% 20332	1,064	1,134
Fannie Mae 2.763% 20352	633	671
Fannie Mae 5.00% 2035	1,847	1,910
Fannie Mae 5.50% 2036	92	100
Fannie Mae 5.516% 20362	2,064	2,180
Fannie Mae 3.21% 20372	751	796
Fannie Mae 5.00% 2037	14,999	16,353
Fannie Mae 6.00% 2037	11,088	12,174
Fannie Mae 6.00% 2037	9,535	10,478
Fannie Mae 6.00% 2037	3,989	4,384
Fannie Mae 6.00% 2037	2,752	3,024
Fannie Mae 6.00% 2037	883	970
Fannie Mae 6.00% 2037	545	600
Fannie Mae 6.00% 2037	419	460
Fannie Mae 6.50% 2037	2,323	2,604
Fannie Mae 6.50% 2037	1,470	1,646
Fannie Mae 6.50% 2037	1,315	1,455
Fannie Mae 6.50% 2037	578	640
Fannie Mae 7.00% 2037	1,683	1,892
Fannie Mae 7.00% 2037	796	895
Fannie Mae 7.00% 2037	26	29
Fannie Mae 7.50% 2037	212	242
Fannie Mae 5.00% 2038	9,065	9,883
Fannie Mae 5.497% 20382	3,829	4,078
Fannie Mae 5.50% 2038	20,388	22,167
Fannie Mae 5.50% 2038	4,695	5,106
Fannie Mae 6.00% 2038	79,852	87,775
Fannie Mae 6.00% 2038	41,880	46,025
Fannie Mae 6.00% 2038	31,894	35,051
Fannie Mae 6.00% 2038	1,468	1,613
Fannie Mae 6.00% 2038	1,313	1,429
Fannie Mae 6.00% 2038	1,241	1,361
Fannie Mae 6.00% 2038	1,040	1,140
Fannie Mae 6.00% 2038	628	689
Fannie Mae 7.00% 2038	2,779	3,125
Fannie Mae 6.00% 2039	58,354	64,129
Fannie Mae 6.00% 2039	28,381	31,190
Fannie Mae 6.00% 2039	3,039	3,336
Fannie Mae 3.248% 20402	11,559	12,192
Fannie Mae 3.53% 20402	1,310	1,387
Fannie Mae 4.00% 2040	77,958	83,648
Fannie Mae 4.00% 2040	17,336	18,602
Fannie Mae 4.00% 2040	13,918	14,934
Fannie Mae 4.00% 2040	7,317	8,063
Fannie Mae 4.177% 20402	3,662	3,907
Fannie Mae 4.404% 20402	6,830	7,296
Fannie Mae 4.50% 2040	50,409	54,508
Fannie Mae 4.50% 2040	2,005	2,226
Fannie Mae 4.50% 2040	1,201	1,298
Fannie Mae 5.00% 2040	32,654	35,720
Fannie Mae 5.00% 2040	1,459	1,635
Fannie Mae 6.00% 2040	6,517	7,147
Fannie Mae 6.00% 2040	1,252	1,374
Fannie Mae 3.251% 20412	9,524	10,029
Fannie Mae 3.469% 20412	4,899	5,184
Fannie Mae 3.50% 2041	22,704	24,438
Fannie Mae 3.568% 20412	6,920	7,335
Fannie Mae 3.762% 20412	8,850	9,418
Fannie Mae 4.00% 2041	37,038	40,818
Fannie Mae 4.00% 2041	36,644	39,318
Fannie Mae 4.00% 2041	25,330	27,179
Fannie Mae 4.00% 2041	23,694	25,423
Fannie Mae 4.00% 2041	17,450	18,723
Fannie Mae 4.00% 2041	16,961	18,205
Fannie Mae 4.00% 2041	14,244	15,264
Fannie Mae 4.00% 2041	4,209	4,639
Fannie Mae 4.00% 2041	3,812	4,201
Fannie Mae 4.00% 2041	2,640	2,910
Fannie Mae 4.50% 2041	66,972	72,543
Fannie Mae 4.50% 2041	50,168	54,342
Fannie Mae 4.50% 2041	46,701	50,587
Fannie Mae 4.50% 2041	16,648	18,033
Fannie Mae 4.50% 2041	11,215	12,512
Fannie Mae 4.50% 2041	6,091	6,761
Fannie Mae 4.50% 2041	4,596	4,978
Fannie Mae 5.00% 2041	4,096	4,619
Fannie Mae 5.00% 2041	2,963	3,342
Fannie Mae 5.00% 2041	1,872	2,111
Fannie Mae 5.00% 2041	1,265	1,427
Fannie Mae 5.00% 2041	1,219	1,375
Fannie Mae 5.00% 2041	959	1,081
Fannie Mae 2.505% 20422	6,373	6,667
Fannie Mae 2.956% 20422	6,624	6,955
Fannie Mae 3.00% 20423	137,280	144,423
Fannie Mae 3.00% 2042	30,525	32,141
Fannie Mae 3.50% 20423	302,255	322,704
Fannie Mae 3.50% 2042	40,797	44,151
Fannie Mae 3.50% 2042	40,033	43,323
Fannie Mae 3.50% 2042	16,500	17,761
Fannie Mae 3.50% 2042	14,898	15,955
Fannie Mae 3.50% 2042	10,469	11,222
Fannie Mae 3.50% 2042	10,132	10,984
Fannie Mae 3.50% 2042	9,860	10,569
Fannie Mae 3.50% 2042	8,612	9,223
Fannie Mae 3.50% 2042	7,931	8,582
Fannie Mae 3.50% 2042	6,148	6,653
Fannie Mae 4.50% 2042	20,901	23,202
Fannie Mae 5.50% 20423	57,061	62,027
Fannie Mae 6.00% 20423	88,521	97,041
Fannie Mae 6.639% 20472	1,744	1,902
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	4,325	4,592
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	3,500	3,800
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	376	381
Fannie Mae, Series 2003-48, Class TJ, 4.50% 20222	412	459
Fannie Mae, Series 2001-4, Class NA, 11.244% 20252	593	670
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20312	30	34
Fannie Mae, Series 2001-20, Class E, 9.586% 20312	7,753	8,904
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 20332	5,108	5,266
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	19,590	21,396
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	8,760	9,957
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,711	2,578
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	2,701	2,415
Fannie Mae, Series 2006-65, Class PF, 0.488% 20362	3,164	3,166
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	504	569
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,635	4,035
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	2,156	2,392
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	543	616
Freddie Mac 10.00% 2025	436	482
Freddie Mac 6.00% 2026	2,421	2,713
Freddie Mac 6.00% 2027	5,272	5,910
Freddie Mac 4.50% 2029	3,595	3,853
Freddie Mac 4.50% 2029	389	418
Freddie Mac 4.50% 2029	265	285
Freddie Mac 4.50% 2030	457	491
Freddie Mac 4.50% 2034	172	185
Freddie Mac 2.728% 20352	3,432	3,685
Freddie Mac 4.50% 2035	20,000	21,449
Freddie Mac 4.50% 2035	4,000	4,290
Freddie Mac 4.50% 2035	963	1,033
Freddie Mac 4.50% 2036	5,468	5,864
Freddie Mac 5.875% 20362	3,144	3,358
Freddie Mac 2.41% 20372	437	466
Freddie Mac 6.50% 2037	932	1,028
Freddie Mac 6.50% 2037	424	468
Freddie Mac 4.50% 2038	23,285	24,972
Freddie Mac 4.834% 20382	1,781	1,887
Freddie Mac 5.50% 2038	39,342	42,451
Freddie Mac 5.50% 2038	19,523	21,078
Freddie Mac 5.50% 2038	14,487	15,632
Freddie Mac 5.50% 2038	3,280	3,547
Freddie Mac 5.50% 2038	327	353
Freddie Mac 6.00% 2038	12,564	13,786
Freddie Mac 4.50% 2039	30,000	32,117
Freddie Mac 4.50% 2039	5,197	5,564
Freddie Mac 4.50% 2039	4,649	4,977
Freddie Mac 4.50% 2039	4,000	4,282
Freddie Mac 4.50% 2039	3,000	3,212
Freddie Mac 4.50% 2039	1,000	1,071
Freddie Mac 4.50% 2039	969	1,037
Freddie Mac 4.50% 2039	858	918
Freddie Mac 4.50% 2039	267	286
Freddie Mac 4.50% 2039	133	142
Freddie Mac 5.50% 2039	26,268	28,360
Freddie Mac 4.50% 2040	11,000	11,818
Freddie Mac 4.50% 2040	6,135	6,591
Freddie Mac 4.50% 2040	4,000	4,282
Freddie Mac 4.50% 2040	2,000	2,149
Freddie Mac 4.50% 2040	367	394
Freddie Mac 3.279% 20412	8,020	8,449
Freddie Mac 3.416% 20412	9,677	10,244
Freddie Mac 4.50% 2041	35,000	37,470
Freddie Mac 4.50% 2041	30,000	32,296
Freddie Mac 4.50% 2041	16,666	17,842
Freddie Mac 4.50% 2041	12,143	13,072
Freddie Mac 4.50% 2041	10,262	11,048
Freddie Mac 4.50% 2041	6,467	6,962
Freddie Mac 4.50% 2041	5,000	5,383
Freddie Mac 4.50% 2041	5,000	5,383
Freddie Mac 4.50% 2041	4,000	4,306
Freddie Mac 4.50% 2041	3,243	3,491
Freddie Mac 4.50% 2041	3,033	3,266
Freddie Mac 4.50% 2041	1,835	1,976
Freddie Mac 4.50% 2041	1,000	1,077
Freddie Mac 4.50% 2041	821	879
Freddie Mac 4.50% 2041	284	306
Freddie Mac 4.50% 2041	249	268
Freddie Mac 4.50% 2041	16	17
Freddie Mac 4.50% 2041	16	17
Freddie Mac 4.50% 2041	16	17
Freddie Mac 5.00% 2041	9,331	10,371
Freddie Mac 5.50% 2041	27,162	29,326
Freddie Mac 2.259% 20422	6,519	6,763
Freddie Mac 2.562% 20422	7,295	7,635
Freddie Mac 2.584% 20422	3,689	3,864
Freddie Mac 4.50% 2042	54,244	58,073
Freddie Mac 4.50% 2042	46,514	49,797
Freddie Mac 4.50% 2042	23,514	25,174
Freddie Mac 5.50% 20423	68,000	73,344
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	6,125	6,287
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,141	4,219
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,100	1,179
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	3,350	3,772
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	2,112	2,247
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,300	3,494
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,225	3,432
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,425	4,532
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,480	2,562
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,960
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,470	3,660
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,848	1,979
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,786	4,075
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,996	4,284
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	3,573	3,903
Freddie Mac, Series K011, Class A2, multifamily 4.084% 20202	4,200	4,886
Freddie Mac, Series 2289, Class NA, 11.263% 20202	183	205
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,233	2,280
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,300	4,648
Freddie Mac, Series K022, Class A2, multifamily 2.355% 20224	4,425	4,522
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	21,325	22,128
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	15,580	16,008
Freddie Mac, Series 2289, Class NB, 10.653% 20222	69	75
Freddie Mac, Series 1567, Class A, 0.65% 20232	26	26
Freddie Mac, Series 2626, Class NG, 3.50% 2023	271	279
Freddie Mac, Series 1617, Class PM, 6.50% 2023	658	740
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,248	1,405
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,719	1,905
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	4,513	4,289
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,125	2,007
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,444	1,326
Freddie Mac, Series 3156, Class PF, 0.458% 20362	5,360	5,358
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,636	2,930
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,381	3,797
Freddie Mac, Series 3272, Class PA, 6.00% 2037	3,542	3,968
Government National Mortgage Assn. 10.00% 2019	316	369
Government National Mortgage Assn. 10.00% 2021	140	156
Government National Mortgage Assn. 3.00% 2026	29,183	31,191
Government National Mortgage Assn. 2.50% 2027	7,910	8,332
Government National Mortgage Assn. 2.50% 2027	7,649	8,072
Government National Mortgage Assn. 2.50% 2027	4,269	4,505
Government National Mortgage Assn. 3.00% 2027	8,166	8,728
Government National Mortgage Assn. 3.00% 2027	7,673	8,201
Government National Mortgage Assn. 6.50% 2029	1,327	1,494
Government National Mortgage Assn. 6.50% 2032	1,348	1,518
Government National Mortgage Assn. 6.50% 2037	884	995
Government National Mortgage Assn. 5.50% 2038	2,477	2,724
Government National Mortgage Assn. 5.50% 2038	324	347
Government National Mortgage Assn. 6.00% 2038	2,261	2,540
Government National Mortgage Assn. 6.50% 2038	1,271	1,431
Government National Mortgage Assn. 6.50% 2038	1,064	1,199
Government National Mortgage Assn. 6.50% 2038	997	1,141
Government National Mortgage Assn. 6.50% 2038	731	822
Government National Mortgage Assn. 3.50% 20392	6,871	7,337
Government National Mortgage Assn. 4.00% 2039	2,707	2,973
Government National Mortgage Assn. 5.00% 2039	5,617	6,127
Government National Mortgage Assn. 6.00% 2039	13,763	15,481
Government National Mortgage Assn. 6.50% 2039	1,137	1,280
Government National Mortgage Assn. 4.50% 2040	3,641	4,028
Government National Mortgage Assn. 5.00% 2040	3,518	3,856
Government National Mortgage Assn. 5.00% 2040	1,328	1,455
Government National Mortgage Assn. 5.50% 2040	18,076	19,918
Government National Mortgage Assn. 3.50% 2041	1,739	1,873
Government National Mortgage Assn. 4.00% 2041	4,720	5,171
Government National Mortgage Assn. 4.00% 2041	4,035	4,420
Government National Mortgage Assn. 4.00% 2041	371	395
Government National Mortgage Assn. 4.50% 2041	55,025	60,292
Government National Mortgage Assn. 5.00% 2041	32,375	35,367
Government National Mortgage Assn. 5.00% 2041	351	371
Government National Mortgage Assn. 5.50% 2041	1,121	1,198
Government National Mortgage Assn. 5.50% 2041	627	670
Government National Mortgage Assn. 5.50% 2041	361	386
Government National Mortgage Assn. 6.00% 2041	214	234
Government National Mortgage Assn. 6.50% 2041	9,176	10,487
Government National Mortgage Assn. 3.00% 2042	16,625	17,751
Government National Mortgage Assn. 3.50% 20423	41,876	45,651
Government National Mortgage Assn. 3.50% 20423	5,000	5,443
Government National Mortgage Assn. 3.50% 2042	3,831	4,182
Government National Mortgage Assn. 3.50% 2042	1,958	2,109
Government National Mortgage Assn. 4.00% 2042	8,842	9,568
Government National Mortgage Assn. 4.00% 2042	3,648	3,947
Government National Mortgage Assn. 5.922% 2058	15,339	17,039
Government National Mortgage Assn. 6.172% 2058	345	386
Government National Mortgage Assn. 6.22% 2058	6,095	6,620
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	568	568
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	7,527	7,925
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,838
Government National Mortgage Assn., Series 2003, 6.116% 2058	3,743	4,194
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	15,156	16,809
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	23,178	27,080
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	18,787	19,823
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	7,201	7,818
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	9,062	9,221
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.762% 20482,5	1,201	1,204
National Credit Union Administration, Series 2011-M1, Class A1, 0.229% 20132	2,431	2,431
National Credit Union Administration, Series 2010-R2, Class 1A, 0.679% 20172	1,007	1,012
National Credit Union Administration, Series 2011-R3, Class 1A, 0.609% 20202	2,033	2,041
National Credit Union Administration, Series 2011-R1, Class 1A, 0.609% 20202	1,143	1,150
		4,177,961

U.S. TREASURY BONDS & NOTES — 24.84%
U.S. TREASURY — 22.26%
U.S. Treasury 1.125% 2013	137,540	138,255
U.S. Treasury 3.125% 2013	26,500	27,078
U.S. Treasury 0.25% 2014	34,300	34,308
U.S. Treasury 1.875% 2014	98,740	100,751
U.S. Treasury 2.375% 2014	33,750	35,056
U.S. Treasury 2.625% 2014	50,215	52,193
U.S. Treasury 1.875% 2015	22,870	23,794
U.S. Treasury 2.125% 2015	72,500	76,434
U.S. Treasury 11.25% 2015	90,530	112,317
U.S. Treasury 1.50% 2016	36,875	38,327
U.S. Treasury 2.125% 2016	58,100	61,409
U.S. Treasury 2.375% 2016	40,200	42,857
U.S. Treasury 4.50% 2016	14,950	16,922
U.S. Treasury 5.125% 2016	3,000	3,485
U.S. Treasury 7.50% 2016	6,250	7,971
U.S. Treasury 0.75% 2017	24,840	25,060
U.S. Treasury 0.875% 2017	43,500	44,153
U.S. Treasury 1.00% 2017	34,300	35,003
U.S. Treasury 2.50% 2017	64,000	69,640
U.S. Treasury 3.00% 2017	24,750	27,339
U.S. Treasury 3.25% 2017	30,280	33,818
U.S. Treasury 8.875% 2017	23,250	32,217
U.S. Treasury 3.50% 2018	51,320	58,731
U.S. Treasury 1.00% 2019	61,000	61,036
U.S. Treasury 1.125% 2019	18,900	19,127
U.S. Treasury 8.75% 2020	26,370	41,257
U.S. Treasury 3.125% 2021	45,675	52,298
U.S. Treasury 1.75% 2022	53,650	54,696
U.S. Treasury 2.00% 2022	16,750	17,504
U.S. Treasury 6.00% 2026	27,500	40,416
U.S. Treasury 6.50% 2026	5,500	8,491
U.S. Treasury 6.25% 2030	10,500	16,554
U.S. Treasury 4.375% 2039	62,275	82,734
U.S. Treasury 3.875% 2040	49,350	60,623
U.S. Treasury 3.75% 2041	14,650	17,605
U.S. Treasury 4.75% 2041	14,016	19,732
U.S. Treasury 3.00% 2042	43,700	45,591
		1,634,782

U.S. TREASURY INFLATION-PROTECTED SECURITIES6 — 2.58%
U.S. Treasury Inflation-Protected Security 0.625% 2013	22,834	22,833
U.S. Treasury Inflation-Protected Security 1.875% 2013	19,186	19,529
U.S. Treasury Inflation-Protected Security 0.125% 2016	12,683	13,372
U.S. Treasury Inflation-Protected Security 0.125% 2022	88,062	96,625
U.S. Treasury Inflation-Protected Security 2.125% 2041	6,418	9,653
U.S. Treasury Inflation-Protected Security 0.75% 2042	24,887	27,834
		189,846

Total U.S. Treasury bonds & notes		1,824,628

FEDERAL AGENCY BONDS & NOTES — 7.62%
Freddie Mac 0.375% 2014	75,250	75,403
Freddie Mac 2.50% 2014	13,000	13,405
Freddie Mac 3.00% 2014	22,750	23,775
Freddie Mac 1.75% 2015	33,375	34,643
Freddie Mac 1.00% 2017	15,300	15,518
Freddie Mac 1.25% 2019	35,000	35,183
Federal Home Loan Bank 1.625% 2013	19,500	19,649
Federal Home Loan Bank 3.625% 2013	10,000	10,303
Federal Home Loan Bank 2.375% 2014	16,500	16,944
Federal Home Loan Bank 5.50% 2014	20,500	22,317
Federal Home Loan Bank 2.75% 2015	8,500	8,968
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	44,318
Federal Home Loan Bank 4.125% 2020	15,125	18,083
Fannie Mae 0.75% 2013	67,575	67,944
Fannie Mae 3.00% 2014	4,500	4,719
Fannie Mae 6.625% 2030	2,950	4,572
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,940
Tennessee Valley Authority 1.875% 2022	18,350	18,432
Tennessee Valley Authority, 4.65% 2035	3,930	4,839
Tennessee Valley Authority 5.88% 2036	2,750	3,890
Tennessee Valley Authority 5.25% 2039	11,000	14,845
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,256
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	34,064
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	21,044
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,633
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,453
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	1,889	2,011
Small Business Administration, Series 2001-20K, 5.34% 20211	842	935
Small Business Administration, Series 2001-20J, 5.76% 20211	357	397
Small Business Administration, Series 2001-20F, 6.44% 20211	1,487	1,662
Small Business Administration, Series 2003-20B, 4.84% 20231	4,169	4,620
Private Export Funding Corp. 1.375% 2017	3,750	3,866
Private Export Funding Corp. 1.45% 2019	5,250	5,334
		559,965

ASSET-BACKED OBLIGATIONS1 — 0.01%
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	672	695
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	144	146
		841

Total bonds & notes (cost: $6,373,218,000)		6,563,395

Short-term securities — 26.14%

U.S. Treasury Bills 0.122%–0.186% due 12/6/2012–5/2/2013	532,600	532,426
Fannie Mae 0.11%–0.175% due 12/12/2012–5/16/2013	456,400	456,309
Federal Home Loan Bank 0.125%–0.155% due 12/3/2012–4/10/2013	428,000	427,933
Freddie Mac 0.13%–0.22% due 12/18/2012–7/8/2013	341,400	341,276
Wal-Mart Stores, Inc. 0.12% due 12/18/20125	53,580	53,577
Variable Funding Capital Company LLC 0.16% due 12/17–12/20/20125	44,200	44,197
Chariot Funding, LLC 0.16% due 12/17/20125	39,917	39,914
General Electric Co. 0.13%–0.14% due 12/3–12/12/2012	24,900	24,900

Total short-term securities (cost: $1,920,404,000)		1,920,532

Total investment securities (cost: $8,293,622,000)		8,483,927
Other assets less liabilities		(1,138,190)

Net assets		$7,345,737

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,522,000, which represented .06% of the net assets of the fund.
5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $148,113,000, which represented 2.02% of the net assets of the fund.
6Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$188,996
Gross unrealized depreciation on investment securities	(1,004)
Net unrealized appreciation on investment securities	187,992
Cost of investment securities for federal income tax purposes	8,295,935

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-022-0113O-S32836

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: January 28, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2013